Commitments and Contingencies (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Year One	$ 13,423
Year Two	10,664
Year Three	9,519
Year Four	8,283
Year Five	5,219
After Five Years	13,234
Operating Leases, Future Minimum Payments Due, Total	$ 60,342